ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Payroll and welfare benefit	$ 27,533	$ 22,404
Other tax and surcharge payable	47,052	45,705
Accrued unrecognized tax benefits and related interest and penalties	112,652	75,483
Amounts payable to employees	1,051	2,391
Amounts payable to sales and marketing agents	78,374	61,463
Refundable rental deposits	3,628	1,221
Accrued rental expenses	969	$ 759
Amounts due to foremen and suppliers of decoration services	15,482
Amounts due to Tianxiajin investors	9,884
Down payments collected on behalf of secondary home sellers	6,027
Others	15,466	$ 12,475
Accrued expenses and other liabilities	$ 318,118	$ 221,901